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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2000
                                               ------------------

Check here if Amendment [  ]; Amendment Number: _____

This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Eos Partners, LP
           --------------------------------------------------------------
Address:   320 Park Ave.
           --------------------------------------------------------------
           New York, NY  10022
           --------------------------------------------------------------

Form 13F File Number: 28-4019
                      -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Brian D. Young as General Partner for Eos Partners, LP
         --------------------------------------------------------------
Title:   General Partner
         --------------------------------------------------------------
Phone:   212-832-5800
         --------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Brian D. Young                  New York, NY                     5/3/00
---------------------               -------------                   --------
(Signature)                         (City, State)                    (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   0
                                            ---------------------
Form 13F Information Table Entry Total:              69
                                            ---------------------
Form 13F Information Table Value Total:     $      136,457
                                            ---------------------
                                                 (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE

                                    FORM 13F

Page 1 of 1                  Name of Reporting Manager: Eos Partners, L.P.
-------------------------------------------------------------------------
         Item 1:            Item 2:     Item 3:     Item 4:    Item 5:
      Name of Issuer    Title of Class  CUSIP    Fair Market Shares or
                                        Number       Value    Principal
                                                                Amount
-------------------------------------------------------------------------
Accrue Software            Common     00437W102     1,317,225     67,915
AT&T Corp Liberty Media    Common     001957208     4,507,749     76,000
America Online Inc         Common     02364J104     5,395,000     80,000
Amerisource Health Corp    Common     03071P102       825,000     55,000
Amgen Inc.                 Common     031162100       306,875      5,000
Anacomp, Inc.              Common     032371106       112,049      7,200
BJ's Wholesale Club        Common     05548J106     5,053,987    131,700
Bank One Corp              Common     06423A103     2,070,000     60,000
Baxter Int'l               Common     071813109       313,437      5,000
Biogen Inc                 Common     090597105       349,375      5,000
The CIT Group              Common     125577106     1,364,999     70,000
CTC Communications Corp    Common     126419100     3,305,568     77,550
Cablevision Sys Corp       Common     12686c109     2,733,749     45,000
Cardinal Health Inc.       Common     14149Y108     2,981,874     65,000
Chase Manhattan Corp       Common     16161A108     1,307,812     15,000
Cisco Systems, Inc.        Common     17275R102     6,958,124     90,000
Citigroup Inc              Common     172967101     2,095,624     35,000
Columbia / HCA Healthcare  Common     197677107       506,249     20,000
Comcast CP Cl-A            Common     200300200     1,518,124     35,000
Corning Inc                Common     219350105     1,455,000      7,500
Encompass Svcs Corp        Common     29255U104       562,602     97,844
Ericsson LM Tel Co. ADR    Common     294821400       938,125     10,000
General Motors Corp        Common     370442105     2,484,374     30,000
Global Telesystems Group   Common     37936U104       820,000     40,000
Heller Financial Class A   Common     423328103       690,000     30,000
Home Depot Inc             Common     437076102     1,290,000     20,000
Intel Corp                 Common     458140100     3,958,124     30,000
Intelect Communications    Common     458144102       363,016     75,000
Intermedia Communications  Common     458801107     1,207,812     25,000
Ivax Corp                  Common     465823102       272,499     10,000
JDS Uniphase Corp          Common     46612J101     3,616,874     30,000
Juniper Networks Inc       Common     48203R104     5,271,249     20,000
Kansas City Southern Ind   Common     485170104     7,184,374     83,600
Kroger Company             Common     501044101     2,634,374    150,000
Laboratory Corp of America
Holdings                   Common     50540R102     4,211,749    991,000
Level 3 Communications Inc.Common     52729N100     3,701,249     35,000
Lockheed Martin Corp       Common     539830109       306,562     15,000
Lucent Technologies Inc    Common     549463107       612,499     10,000
MBNA Corp.                 Common     55262L100     2,040,000     80,000
MCI Worldcom               Common     55268B106     2,265,624     50,000
MGC Communications         Common     552763302     2,860,000     40,000
Mediaone Group Inc         Common     58440J104     2,421,900     29,900
Motorola Inc.              Common     620076109     2,920,000     20,000
Nabors Industries          Common     629568106     1,552,499     40,000
Nortel Networks Corp       Common     656569100     1,261,249     10,000
Novell Inc                 Common     670006105       572,499     20,000
Oracle Corp                Common     68389X105     3,903,124     50,000
Pac-West Telecom Inc       Common     69371Y101     2,340,625     74,900
Pfizer Inc                 Common     717081103     1,096,874     30,000
Plains Resources Inc       Common     726540503     1,148,749     91,900
Pointe Communication Corp  Common     730749108       445,374    125,000
Precision Drilling Corp    Common     74022D100       667,499     20,000
Qualcom Diagnostics Inc    Common     747525103     2,986,249     20,000
Quest Diagnostics Inc      Common     74834L100     3,251,549     81,800
R&B Falcon Corp.           Common     74912E101     1,476,561     75,000
RF Micro Devices           Common     749941100     4,031,249     30,000
Raytheon Company           Common     755111408       443,749     25,000
Reader's Digest Assoc.
Class A                    Common     755267101     3,006,874     85,000
Reader's Digest Assoc.
ClassB                     Common     755267200       429,374     15,000
Sun Microsystems           Common     866810104     1,405,546     15,000
Supervalu Inc              Common     868536103       946,874     50,000
Tenet Healthcare Corp      Common     88033G100       464,999     20,000
Textron Inc. Del.          Common     883203101       608,749     10,000
Tripath Imaging Inc        Common     896942109       178,749     20,000
Tyco International         Common     902124106     3,007,499     60,000
Unumprovident Corp         Common     91529Y106       846,874     50,000
Vastar Resources, Inc.     Common     922380100     1,114,687     15,000
Wal Mart Stores            Common     931142103     1,129,999     20,000
Yahoo! Inc                 Common     984332106     1,028,249      6,000

Table continued...

                                    FORM 13F
                                                                          --------------------------
                                                                               (SEC USE ONLY)
Page 1 of 1                  Name of Reporting Manager: Eos Partners, L.P.
----------------------------------------------------------------------------------------------------
         Item 1:                      Item 6:               Item 7:               Item 8:
      Name of Issuer             Investment Discretion         Managers      Voting Authority (Shares)
                           ----------------------------   See Instr. V    --------------------------
                                     (b) Shared-
                           (a) Sole  As Defined (c) Shared               (a) Sole (b) Shared (c) None
                                     in Instr. V    Other
----------------------------------------------------------------------------------------------------
Accrue Software              67,915                              1           67,915
AT&T Corp Liberty Media      76,000                              1           76,000
America Online Inc           80,000                              1           80,000
Amerisource Health Corp      55,000                              1           55,000
Amgen Inc.                    5,000                              1            5,000
Anacomp, Inc.                 7,200                              1            7,200
BJ's Wholesale Club         131,700                              1          131,700
Bank One Corp                60,000                              1           60,000
Baxter Int'l                  5,000                              1            5,000
Biogen Inc                    5,000                              1            5,000
The CIT Group                70,000                              1           70,000
CTC Communications Corp      77,550                              1           77,550
Cablevision Sys Corp         45,000                              1           45,000
Cardinal Health Inc.         65,000                              1           65,000
Chase Manhattan Corp         15,000                              1           15,000
Cisco Systems, Inc.          90,000                              1           90,000
Citigroup Inc                35,000                              1           35,000
Columbia / HCA Healthcare    20,000                              1           20,000
Comcast CP Cl-A              35,000                              1           35,000
Corning Inc                   7,500                              1            7,500
Encompass Svcs Corp          97,844                              1           97,844
Ericsson LM Tel Co. ADR      10,000                              1           10,000
General Motors Corp          30,000                              1           30,000
Global Telesystems Group     40,000                              1           40,000
Heller Financial Class A     30,000                              1           30,000
Home Depot Inc               20,000                              1           20,000
Intel Corp                   30,000                              1           30,000
Intelect Communications      75,000                              1           75,000
Intermedia Communications    25,000                              1           25,000
Ivax Corp                    10,000                              1           10,000
JDS Uniphase Corp            30,000                              1           30,000
Juniper Networks Inc         20,000                              1           20,000
Kansas City Southern Ind     83,600                              1           83,600
Kroger Company              150,000                              1          150,000
Laboratory Corp of America
Holdings                    991,000                              1          991,000
Level 3 Communications Inc.  35,000                              1           35,000
Lockheed Martin Corp         15,000                              1           15,000
Lucent Technologies Inc      10,000                              1           10,000
MBNA Corp.                   80,000                              1           80,000
MCI Worldcom                 50,000                              1           50,000
MGC Communications           40,000                              1           40,000
Mediaone Group Inc           29,900                              1           29,900
Motorola Inc.                20,000                              1           20,000
Nabors Industries            40,000                              1           40,000
Nortel Networks Corp         10,000                              1           10,000
Novell Inc                   20,000                              1           20,000
Oracle Corp                  50,000                              1           50,000
Pac-West Telecom Inc         74,900                              1           74,900
Pfizer Inc                   30,000                              1           30,000
Plains Resources Inc         91,900                              1           91,900
Pointe Communication Corp   125,000                              1          125,000
Precision Drilling Corp      20,000                              1           20,000
Qualcom Diagnostics Inc      20,000                              1           20,000
Quest Diagnostics Inc        81,800                              1           81,800
R&B Falcon Corp.             75,000                              1           75,000
RF Micro Devices             30,000                              1           30,000
Raytheon Company             25,000                              1           25,000
Reader's Digest Assoc.
Class A                      85,000                              1           85,000
Reader's Digest Assoc.
ClassB                       15,000                              1           15,000
Sun Microsystems             15,000                              1           15,000
Supervalu Inc                50,000                              1           50,000
Tenet Healthcare Corp        20,000                              1           20,000
Textron Inc. Del.            10,000                              1           10,000
Tripath Imaging Inc          20,000                              1           20,000
Tyco International           60,000                              1           60,000
Unumprovident Corp           50,000                              1           50,000
Vastar Resources, Inc.       15,000                              1           15,000
Wal Mart Stores              20,000                              1           20,000
Yahoo! Inc                    6,000                              1            6,000